Income Taxes, income taxes receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure
Income taxes receivable	$ 2,397	$ 9,625
Federal
Income Tax Disclosure
Income taxes (payable)	(20,288)	(5,455)
State
Income Tax Disclosure
Income taxes receivable	$ 2,397	$ 9,625